MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:-MARKETABLE SECURITIES

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2022				2021
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$18,642	$(537)	$-	$18,105	$18,246	$-	$107	$18,353
Corporate debentures	26,639	(595)	31	26,075	21,050	(5)	99	21,144

Total marketable securities	$45,281	$(1,132)	$31	$44,180	$39,296	$(5)	$206	$39,497

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2022				2021
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$16,451	$(1,018)	$-	$15,433	$34,317	$(304)	$46	$34,059
Corporate debentures	77,876	(3,433)	-	74,443	64,699	(649)	115	64,165

Total marketable securities	$94,327	$(4,451)	$-	$89,876	$99,016	$(953)	$161	$98,224

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2022				2021
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$-	$-	$-	$-	$-	$-	$-	$-
Corporate debentures	289	(17)	-	272	-	-	-	-

Total marketable securities	$289	$(17)	$-	$272	$-	$-	$-	$-

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2022 are as follows:

	December 31, 2022
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	losses	value	losses	value	losses

Foreign banks and government debentures	$1,574	$(2)	$31,964	$(1,552)	$33,538	$(1,554)
Corporate debentures	27,677	(739)	69,838	(3,307)	97,515	(4,046)

Total available-for-sale marketable securities	$29,251	$(741)	$101,802	$(4,859)	$131,053	$(5,600)

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2021 are as follows:

	December 31, 2021
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	losses	value	losses	value	losses

Foreign banks and government debentures	$22,075	$(202)	$10,491	$(104)	$32,566	$(306)
Corporate debentures	49,526	(521)	13,903	(132)	63,429	(653)

Total available-for-sale marketable securities	$71,601	$(723)	$24,394	$(236)	$95,995	$(959)

As of December 31, 2022, and 2021, interest receivable amounted to $952 and $994, respectively, and is included within marketable securities in the consolidated balance sheets.